Research Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Research Agreements
Research Agreements

7. Research Agreements

Abaloparatide-SC Phase 3 Clinical Trial — On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the "Work Statement NB-1") under such Clinical Trial Services Agreement and a related Stock Issuance Agreement, as amended to date (the "Stock Issuance Agreement"). Pursuant to the Work Statement NB-1, Nordic is managing the Phase 3 Clinical Trial (the "Phase 3 Clinical Trial") of Abaloparatide-SC and is being compensated for such services in a combination of cash and shares of stock.

In December 2011, the Company entered into an amendment to the Work Statement NB-1(the "First Amendment"). Pursuant to the original terms of the Work Statement NB-1, the study was to be conducted in 10 countries at a specified number of sites within each country. The terms of the First Amendment (1) provided for two additional countries (the United States and India) in which the trial would be conducted, (2) specified a certain number of sites within each such additional country for the conduct of the study, and (3) amended various terms and provisions of the Work Statement NB-1 to reflect the addition of such countries and sites within the study's parameters. Payments to be made by the Company to Nordic under the First Amendment are denominated in both euros and U.S. dollars and total up to €717,700 ($988,775) and $289,663, respectively, for the 15 additional study sites in India contemplated by the First Amendment and up to €1.2 million ($1.7 million) and $143,369, respectively, for the five additional study sites in the United States contemplated by the First Amendment.

In June 2012, the Company entered into a second amendment to the Work Statement NB-1(the "Second Amendment"). Pursuant to the original terms of the Work Statement NB-1, as amended by the First Amendment, the study was to be conducted in 12 countries at a specified number of sites within each country. The terms of the Second Amendment (1) increased the overall number of sites by adding sites in Europe, Brazil and Argentina and removing other sites, (2) specified a certain number of sites within each country for the conduct of the study, and (3) amended various terms and provisions of the Work Statement NB-1 to reflect additional services to be provided at existing sites and the addition of the new study sites within the study's parameters. The Second Amendment also provided that cash payments to Nordic under the Clinical Trial Services Agreement as well as the payment of shares of stock under the related Stock Issuance Agreement will each be reduced by an amount of €11,941 ($16,451) per subject for any subjects enrolled in India or the United States. Such reductions are applied in pro rata monthly installments. Payments to be made by the Company to Nordic under the Second Amendment in connection with the additional services provided at existing sites and the conduct of the study at the new study sites are denominated in both euros and U.S. dollars and total of up to €3.7 million ($5.1 million) and $205,540, respectively.

In March 2014, the Company entered into a fourth amendment to the Work Statement NB-1 (the "Fourth Amendment"). Pursuant to the terms of the Fourth Amendment, the Company agreed to pay to Nordic an additional performance incentive, or a Performance Incentive Payment, of $500,000 for every 50 patients that, subsequent to March 28, 2014, complete all end-of-study procedures, up to a maximum aggregate amount of additional payments equal to $5.0 million. Any Performance Incentive Payment will be paid in cash in the event an underwritten initial public offering of shares of the Company's common stock ("IPO") is consummated prior to May 31, 2014. Should an IPO not be consummated by the Company prior to May 31, 2014, any Performance Incentive Payments will be paid instead through the issuance to Nordic of shares of the Company's capital stock under the same model for equity-based compensation that is contemplated by the existing outstanding work statements under the Clinical Trial Services Agreement.

Pursuant to the Work Statement NB-1, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Phase 3 Clinical Trial followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. dollar-denominated installments. Changes to the Clinical Trial schedule may alter the timing, but not the aggregate amounts of the payments.

The Work Statement NB-1, as amended on December 9, 2011, June 18, 2012 and March 28, 2014, provides for a total of up to approximately €41.2 million ($56.7 million) of euro-denominated payments and a total of up to approximately $3.2 million of U.S. dollar-denominated payments over the course of the Phase 3 Clinical Trial, plus Performance Incentive Payments of up to $5.0 million. These payments may be adjusted based upon actual sites opened, work performed or number of patients enrolled.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €371,864 of Series A-5 at $8.142 per share, and 64,430 shares of Series A-5 were sold to Nordic on May 17, 2011 for proceeds of $525,154. These shares were exchanged in the Merger for an aggregate of 6,443 shares of the Company's Series A-5.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6 or shares of common stock if the Company's preferred stock has been converted in accordance with its amended certificate of incorporation, having an aggregate value, under the Work Statement NB-1, of up to €36.8 million ($50.7 million) (the "Nordic Accruing Dividend"). In the event Nordic sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation, this right to receive the Nordic Accruing Dividend will terminate, but a right to receive an equivalent number of shares of Series A-6 or common stock, as applicable, will remain with Nordic as a contractual right under the Stock Issuance Agreement.

The Nordic Accruing Dividend related to the Phase 3 Clinical Trial is determined based upon the estimated period that will be required to complete the Phase 3 Clinical Trial. On the last business day of each calendar quarter (each, an "Accrual Date"), beginning with the quarter ended June 30, 2011, the Company has a liability, under the Work Statement NB-1, to issue shares of Series A-6 (or common stock, after the conversion of the Company's preferred stock into common stock) to Nordic that is referred to as the "Applicable Quarterly Amount" and is equal to €36.8 million ($50.7 million) (subject to adjustment in accordance with the applicable provisions of the Second Amendment relating to consideration payable for patients enrolled in India and the U.S.) minus the aggregate value of any prior Nordic Accruing Dividend accrued divided by the number of calendar quarters it will take to complete the Phase 3 Clinical Trial. To calculate the aggregate number of shares due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million ($50.7 million) to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (1) the fair market value of the Company's common stock as of the applicable Accrual Date or (2) $81.42 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic are to be issued when declared or paid by the Company's Board of Directors, who are required to do so upon Nordic's request, or upon an event of sale. In December 2013, Nordic requested that all 438,124 shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-1 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 438,124 shares accrued under Work Statement NB-1 on December 31, 2013.

On March 28, 2014, the Company entered into Amendment No. 2 to the Amended and Restated Stock Issuance Agreement entered into by the parties as of May 16, 2011 (the "Second Stock Issuance Agreement Amendment"), with Nordic. The Second Stock Issuance Agreement Amendment required that the Company's Board of Directors declare, as soon as reasonably practical, a stock dividend of twenty nine (29) shares of its Series A-6 for each share of the Company's outstanding Series A-5, all of which are held by Nordic, for a total of 186,847 shares of Series A-6, in full satisfaction of all stock dividends payable in 2014 under the terms of the Stock Issuance Agreement in relation to Work Statement NB-1 and Work Statement NB-3, excluding any Performance Incentive Payments payable in stock. In March 2014, Nordic requested that all 186,847 shares of Series A-6 be issued. Accordingly, the Company's Board of Directors declared and issued a dividend to Nordic of all 186,847 shares on March 31, 2014. The Second Stock Issuance Agreement Amendment provides further that in the event an IPO occurs prior to May 31, 2014, any payments owed by the Company to Nordic in relation to Work Statement NB-1 and Work Statement NB-3 for all periods of time after 2014, excluding any Performance Incentive Payments, will be changed from the right to receive stock to the right to receive a total cash payment from the Company of $4.3 million payable in ten equal monthly installments of $430,000 beginning on March 31, 2015. The Second Stock Issuance Agreement Amendment also stipulates that all consideration to be paid to Nordic pursuant to the Stock Issuance Agreement at any time after the consummation of an IPO be payable in cash.

Prior to the issuance of shares of stock to Nordic in satisfaction of the Nordic Accruing Dividend, the liability to issue shares of stock was being accounted for as a liability in the Company's balance sheet, based upon the fair value of the Series A-6 as determined using PWERM. Changes in the fair value from the date of accrual to the date of issuance of the Series A-6 shares are recorded as a gain or loss in other (expense) income in the statement of operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement NB-1, First Amendment and Second Amendment ratably over the estimated per patient treatment period beginning upon enrollment in the Phase 3 Clinical Trial, or a twenty-month period. The Company recognizes research and development expense for the amounts due to Nordic under the Fourth Amendment on a per patient basis when the End-of-Study visit and all other required procedures are completed. The Company recorded $4.5 million and $9.1 million of research and development expense during the three months ended March 31, 2014 and 2013, respectively, for per patient costs incurred for patients that had enrolled in the Phase 3 Clinical Trial.

As of March 31, 2014, the Company had (1) an asset of $0.3 million reflected in prepaid expenses and other current assets on the balance sheet resulting from services provided by Nordic, which were paid in the form of a stock dividend and (2) a liability of $12.5 million that is reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in cash.

Abaloparatide-SC Phase 3 Clinical Extension Study — In February 2013, the Company entered into a Work Statement NB-3 (the "Work Statement NB-3") under the Clinical Trial Services Agreement and the related Stock Issuance Agreement. Pursuant to Work Statement NB-3, Nordic will perform an extension study to evaluate six months of standard-of-care osteoporosis management following the completion of the 18-month Abaloparatide-SC Phase 3 Clinical Trial (the "Extension Study") and will be compensated for such services in a combination of cash and shares of stock. Under the terms of a Letter of Intent that the Company entered into with Nordic on October 22, 2012 setting forth the parties' obligations to negotiate in good faith to enter into Work Statement NB-3, the Company was required to make an initial payment of €806,468 ($1.1 million).

In March 2014, the Company entered into an amendment to the Work Statement NB-3 (the "NB-3 Amendment"). The NB-3 Amendment was effective as of February 28, 2014 and provides that Nordic will perform a Period 2 extension study (the "Second Extension"), to evaluate an additional eighteen months of standard-of-care osteoporosis management following the Period 1 extension of six months upon completion of the Phase 3 clinical trial of the Company's Abaloparatide-SC product. Payments in cash to be made by the Company to Nordic under the NB-3 Amendment are denominated in both euros and U.S. dollars and total up to approximately €3.0 million ($4.1 million) and $527,740, respectively. In addition, the Company agreed to issue to Nordic shares of the Company's series A-6 convertible preferred stock having a value of up to approximately €3.0 million ($4.1 million) and $527,740 as additional payment for the services to be provided under the NB-3 Amendment, with the issuance of such shares to be made pursuant to the terms of an Amendment No. 2, entered into by the Company with Nordic on March 28, 2014, to the Amended and Restated Stock Issuance Agreement entered into by the parties as of May 16, 2011.

Payments in cash to be made to Nordic under the Work Statement NB-3, as amended by the NB-3 Amendment, are denominated in both euros and U.S. dollars and total up to €7.5 million ($10.3 million) and $1.1 million, respectively. In addition, the Company will issue to Nordic, shares of the Company's Series A-6 having a value of up to €7.5 million ($10.3 million) and $0.8 million, as additional payment for services to be provided under the Work Statement NB-3 and the Services Agreement.

The Stock Issuance Agreement provides that, beginning with the quarter ended March 31, 2013, Nordic was entitled to receive quarterly stock dividends in connection with services performed under the Work Statement NB-3, payable in shares of Series A-6 or shares of common stock if the Company's preferred stock has been automatically converted into common stock in accordance with its amended certificate of incorporation, having an aggregate value of up to €7.5 million ($10.3 million) and $0.8 million. In the event Nordic sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation, this right to receive the Nordic Accruing Dividend will terminate, but a right to receive an equivalent number of shares of Series A-6 or common stock, as applicable, will remain with Nordic as a contractual right under the Stock Issuance Agreement.

The Nordic Accruing Dividend related to the Extension Study is determined based upon the estimated period that will be required to complete the Extension Study. On each Accrual Date, beginning with the quarter ended March 31, 2013, the Company will recognize a liability to issue shares of Series A-6 to Nordic with an Applicable Quarterly Amount value equal to €7.5 million ($10.3 million) and $0.8 million minus the aggregate value of any previously accrued Nordic Accruing Dividend related to the Extension Study divided by the number of calendar quarters it will take to complete the Extension Study. The Company calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing such Applicable Quarterly Amount, by the greater of (1) the fair market value of the Company's common stock as of the applicable Accrual Date or (2) $81.42 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic are to be issued when declared or paid by the Company's Board of Directors, who are required to do so upon Nordic's request, or upon an event of sale. In December 2013, Nordic requested that all 25,772 shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-3 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 25,772 shares of Series A-6 accrued under Work Statement NB-3 on December 31, 2013.

On March 28, 2014, the Company entered into the Second Stock Issuance Agreement Amendment, with Nordic. The Second Stock Issuance Agreement Amendment required that the Company's Board of Directors declare, as soon as reasonably practical, a stock dividend of twenty nine (29) shares of its Series A-6 for each share of the Company's outstanding Series A-5, all of which are held by Nordic, for a total of 186,847 shares of Series A-6, in full satisfaction of all stock dividends payable in 2014 under the terms of the Stock Issuance Agreement in relation to Work Statement NB-1 and Work Statement NB-3, excluding any Performance Incentive Payments payable in stock. In March 2014, Nordic requested that all 186,847 shares of Series A-6 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 186,847 shares on March 31, 2014. The Second Stock Issuance Agreement Amendment provides further that in the event an IPO occurs prior to May 31, 2014, any payments owed by the Company to Nordic in relation to Work Statement NB-1 and Work Statement NB-3 for all periods of time after 2014, excluding any Performance Incentive Payments, will be changed from the right to receive stock to the right to receive a total cash payment from the Company of $4.3 million payable in ten equal monthly installments of $430,000 beginning on March 31, 2015. The Second Stock Issuance Agreement Amendment also stipulates that all consideration to be paid to Nordic pursuant to the Stock Issuance Agreement at any time after the consummation of an IPO be payable in cash.

Prior to the issuance of the shares of Series A-6 to Nordic in satisfaction of the Nordic Accruing Dividend, the liability to issue shares of stock was being accounted for as a liability in the Company's balance sheet, based upon the fair value of the Series A-6 as determined using PWERM. Changes in the fair value from the date of accrual to the date of issuance of the Series A-6 shares are recorded as a gain or loss in other (expense) income in the statement of operations.

On December 6, 2013, the Company entered into a Letter of Intent (the "Letter of Intent") with Nordic, which provided that the Company and Nordic would continue to negotiate the definitive terms of the NB-3 Amendment, which provides for an additional 18 months of standard-of-care treatment for those patients enrolled in the Extension Study being performed under Work Statement NB-3. The NB-3 Amendment was executed on March 28, 2014 and provides for payment by the Company to Nordic of both cash and equity compensation in consideration of the services provided by Nordic, with the equity portion of such compensation to be made pursuant to an Amendment No. 2 to the Amended and Restated Stock Issuance Agreement entered into by the parties as of May 16, 2011. Pursuant to the Letter of Intent, the Company was required to make an initial payment of €222,573 ($0.3 million) and agreed to commence payment of the cash compensation due in consideration of the services being provided by Nordic under the Amendment.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement NB-3 and Amendment ratably over the estimated per patient treatment periods beginning upon enrollment, or over a nine-month and nineteen-month period, respectively. The Company recorded $2.5 million and $0.5 million of research and development expense during the three months ended March 31, 2014 and 2013, respectively, for per patient costs incurred for patients that had enrolled in the Extension Study and Second Extension.

As of March 31, 2014, the Company had (1) an asset of $0.9 million reflected in prepaid expenses and other current assets on the balance sheet resulting from services provided by Nordic, which were paid in the form of a stock dividend and (2) a liability of $1.3 million that is reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in cash.

Abaloparatide-TD Phase 2 Clinical Trial — On July 26, 2012, the Company entered into a Letter of Intent (the "Phase 2 Letter of Intent") with Nordic, which provided that the Company and Nordic would, subject to compliance by the Company with certain requirements of its Certificate of Incorporation and applicable securities laws, negotiate in good faith to enter into (1) a Work Statement NB-2 (the "Work Statement NB-2"), a draft of which is attached to the Phase 2 Letter of Intent, and (2) an amendment to the Amended and Restated Stock Issuance Agreement.

In February 2013, the Company executed the final Work Statement NB-2 under the Clinical Trial Services Agreement and the related Stock Issuance Agreement. Pursuant to the Work Statement NB-2, Nordic would provide clinical trial services relating to the Phase 2 Clinical Trial and would be compensated for such services in a combination of cash and shares of stock. Payments in cash to be made by the Company to Nordic under the Work Statement NB-2 were denominated in both euros and U.S. dollars and totaled up to €3.6 million ($5.0 million) and $0.3 million, respectively. In addition, the Company would issue to Nordic shares of its Series A-6 stock having a value of up to $2.9 million, as additional payment for services to be provided under the Work Statement NB-2 and the Clinical Trial Services Agreement.

As of December 31, 2013, 32,215 shares of Series A-6 were due to Nordic under Work Statement NB-2, or, after the automatic conversion into common stock of the Company's preferred stock, 141,294 shares the Company's common stock. In December 2013, Nordic requested that all 32,215 shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-2 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 32,215 shares of Series A-6 accrued under Work Statement NB-2 on December 31, 2013, which constituted all shares of Series A-6 due under Work Statement NB-2.

The Company recognized research and development expense for the amounts due to Nordic under the Work Statement NB-2 ratably over the estimated per patient treatment period beginning upon enrollment in the Phase 2 Clinical Trial, or a nine-month period. The Company recorded nil and $1.7 million of research and development expense during the three months ended March 31, 2014 and 2013, respectively, for per patient costs incurred for patients that had enrolled in the Phase 2 Clinical Trial. As of March 31, 2014, all obligations due to Nordic under Work Statement NB-2 had been paid.

The Company is also responsible for certain pass-through costs in connection with the Phase 3 Clinical Trial, Extension Study and Phase 2 Clinical Trial. Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $0.3 million and $1.1 million for pass-through costs during the three months ended March 31, 2014 and 2013, respectively.

13. Research Agreements

Abaloparatide-SC Phase 3 Clinical Study — On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the "Work Statement NB-1") under such Clinical Trial Services Agreement and a related Stock Issuance Agreement, as amended to date (the "Stock Issuance Agreement"). Pursuant to the Work Statement NB-1, Nordic is managing the Phase 3 clinical study (the "Phase 3 Clinical Study") of Abaloparatide-SC and is being compensated for such services in a combination of cash and shares of stock.

In December 2011, the Company entered into an amendment to the Work Statement NB-1 (the "First Amendment"). Pursuant to the original terms of the Work Statement NB-1, the study was to be conducted in 10 countries at a specified number of sites within each country. The terms of the First Amendment (1) provided for two additional countries (the United States and India) in which the study would be conducted, (2) specified a certain number of sites within each such additional country for the conduct of the study, and (3) amended various terms and provisions of the Work Statement NB-1 to reflect the addition of such countries and sites within the study's parameters. Payments to be made by the Company to Nordic under the First Amendment are denominated in both euros and U.S. dollars and total up to €717,700 ($988,919) and $289,663, respectively, for the 15 additional study sites in India contemplated by the First Amendment and up to €1.2 million ($1.7 million) and $143,369, respectively, for the five additional study sites in the United States contemplated by the First Amendment.

In June 2012, the Company entered into a second amendment to the Work Statement NB-1(the "Second Amendment"). Pursuant to the original terms of the Work Statement NB-1, as amended by the First Amendment, the study was to be conducted in 12 countries at a specified number of sites within each country. The terms of the Second Amendment (1) increased the overall number of sites by adding sites in Europe, Brazil and Argentina and removing other sites, (2) specified a certain number of sites within each country for the conduct of the study, and (3) amended various terms and provisions of the Work Statement NB-1 to reflect additional services to be provided at existing sites and the addition of the new study sites within the study's parameters. The Second Amendment also provided that cash payments to Nordic under the Clinical Trial Services Agreement as well as the payment of shares of stock under the related Stock Issuance Agreement will each be reduced by an amount of €11,941 ($16,454) per subject for any subjects enrolled in India or the United States. Such reductions shall be applied in pro rata monthly installments. Payments to be made by the Company to Nordic under the Second Amendment in connection with the additional services provided at existing sites and the conduct of the study at the new study sites are denominated in both euros and U.S. dollars and total of up to €3.7 million ($5.1 million) and $205,540, respectively.

Pursuant to the Work Statement NB-1, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Phase 3 Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts of the payments.

The Work Statement NB-1, as amended on December 9, 2011 and June 18, 2012, provides for a total of up to approximately €41.2 million ($56.7 million) of euro-denominated payments and a total of up to approximately $3.2 million of U.S. dollar-denominated payments over the course of the Phase 3 Clinical Study. These payments may be adjusted based upon actual sites opened, work performed or number of patients enrolled.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €371,864 of Series A-5 at $8.142 per share, and 64,430 shares of Series A-5 were sold to Nordic on May 17, 2011 for proceeds of $525,154. These shares were exchanged in the Merger for an aggregate of 6,443 shares of the Company's Series A-5.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6 or shares of common stock if the Company's preferred stock has been converted in accordance with its amended certificate of incorporation, having an aggregate value of up to €36.8 million ($50.7 million) (the "Nordic Accruing Dividend"). In the event Nordic sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation, this right to receive the Nordic Accruing Dividend will terminate, but a right to receive an equivalent number of shares of Series A-6 or common stock, as applicable, will remain with Nordic as a contractual right under the Stock Issuance Agreement.

The Nordic Accruing Dividend related to the Phase 3 Clinical Study is determined based upon the estimated period that will be required to complete the Phase 3 Clinical Study. On the last business day of each calendar quarter (each, an "Accrual Date"), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 (or common stock, after the conversion of the Company's preferred stock into common stock) to Nordic that is referred to as the "Applicable Quarterly Amount" and is equal to €36.8 million ($50.7 million) (subject to adjustment in accordance with the applicable provisions of the Second Amendment relating to consideration payable for patients enrolled in India and the U.S.) minus the aggregate value of any prior Nordic Accruing Dividend accrued divided by the number of calendar quarters it will take to complete the Phase 3 Clinical Study. To calculate the aggregate number of shares due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million ($50.7 million) to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays in such calendar quarter. The Company then calculates the aggregate number of shares to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the greater of (1) the fair market value of the Company's common stock as of the applicable Accrual Date or (2) $81.42 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic are to be issued when declared or paid by the Company's Board of Directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2013, 438,124 shares of Series A-6 were due to Nordic under Work Statement NB-1, as amended, or, after the automatic conversion into common stock of the Company's preferred stock, 1,921,596 shares of the Company's common stock. In December 2013, Nordic requested that all shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-1 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 438,124 shares of Series A-6 accrued under Work Statement NB-1 on December 31, 2013.

Prior to the issuance of shares of stock to Nordic in satisfaction of the Nordic Accruing Dividend, the liability to issue shares of stock was being accounted for as a liability in the Company's balance sheet, based upon the fair value of the Series A-6 as determined using PWERM. Changes in the fair value from the date of accrual to the date of issuance of the Series A-6 shares are recorded as a gain or loss in other income (expense) in the statement of operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement NB-1 ratably over the estimated per patient treatment period beginning upon enrollment in the Phase 3 Clinical Study, or a twenty-month period. The Company recorded $31.6 million, $30.8 million, and $5.1 million of research and development expense during the years ended December 31, 2013, 2012, and 2011, respectively, for per patient costs incurred for patients that had enrolled in the Phase 3 Clinical Study. During the year ended December 31, 2011, the Company also recorded approximately $11.0 million of research and development expense associated with the costs incurred for preparatory and other start-up costs to initiate the Phase 3 Clinical Study.

As of December 31, 2013, the Company had (1) a liability of $4.8 million reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in the form of a stock dividend and (2) a liability of $11.6 million that is reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in cash.

Abaloparatide-SC Phase 3 Clinical Extension Study — In February 2013, the Company entered into a Work Statement NB-3 (the "Work Statement NB-3") under the Clinical Trial Services Agreement and the related Stock Issuance Agreement. Pursuant to Work Statement NB-3, Nordic will perform an extension study to evaluate six months of standard-of-care osteoporosis management following the completion of the 18-month Abaloparatide-SC Phase 3 Clinical Study (the "Extension Study") and will be compensated for such services in a combination of cash and shares of stock. Under the terms of a Letter of Intent that the Company entered into with Nordic on October 22, 2012 setting forth the parties' obligations to negotiate in good faith to enter into Work Statement NB-3, the Company was required to make an initial payment of €806,468 ($1.1 million).

Payments in cash to be made to Nordic under the Work Statement NB-3 are denominated in both euros and U.S. dollars and total up to €4.5 million ($6.2 million) and $0.6 million, respectively. In addition, the Company will issue to Nordic, shares of the Company's Series A-6 having a value of up to €4.5 million ($6.2 million) and $0.3 million, as additional payment for services to be provided under the Work Statement NB-3 and the Services Agreement.

The Stock Issuance Agreement provides that, beginning with the quarter ended March 31, 2013, Nordic was entitled to receive quarterly stock dividends in connection with services performed under the Work Statement NB-3, payable in shares of Series A-6 or shares of common stock if the Company's preferred stock has been automatically converted into common stock in accordance with its amended certificate of incorporation, having an aggregate value of up to €4.5 million ($6.2 million) and $0.3 million. In the event Nordic sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation, this right to receive the Nordic Accruing Dividend will terminate, but a right to receive an equivalent number of shares of Series A-6 or common stock, as applicable, will remain with Nordic as a contractual right under the Stock Issuance Agreement.

The Nordic Accruing Dividend related to the Extension Study is determined based upon the estimated period that will be required to complete the Extension Study. On each Accrual Date, beginning with the quarter ended March 31, 2013, the Company will recognize a liability to issue shares of Series A-6 to Nordic with an Applicable Quarterly Amount value equal to €4.5 million ($6.2 million) and $0.3 million minus the aggregate value of any previously accrued Nordic Accruing Dividend related to the Extension Study divided by the number of calendar quarters it will take to complete the Extension Study. The Company calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing such Applicable Quarterly Amount, by the greater of (1) the fair market value of the Company's common stock as of the applicable Accrual Date or (2) $81.42 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic are to be issued when declared or paid by the Company's Board of Directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2013, 25,772 shares of Series A-6 were due to Nordic under Work Statement NB-3, or, after the automatic conversion into common stock of the Company's preferred stock, 113,035 shares of the Company's common stock. In December 2013, Nordic requested that all shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-3 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 25,772 shares of Series A-6 accrued under Work Statement NB-3 on December 31, 2013.

Prior to the issuance of the shares of Series A-6 to Nordic in satisfaction of the Nordic Accruing Dividend, the liability to issue shares of stock was being accounted for as a liability in the Company's balance sheet, based upon the fair value of the Series A-6 as determined using PWERM. Changes in the fair value from the date of accrual to the date of issuance of the Series A-6 shares are recorded as a gain or loss in other income (expense) in the statement of operations.

On December 6, 2013, the Company entered into a Letter of Intent (the "Letter of Intent") with Nordic, which provides that the Company and Nordic will continue to negotiate the definitive terms of an Amendment No. 1 to Work Statement NB-3 (the "Amendment") which provides for an additional 18 months of standard-of-care treatment for those patients enrolled in the Extension Study being performed under Work Statement NB-3 (the "Second Extension"). The Amendment provides for payment by the Company to Nordic of both cash and equity compensation in consideration of the services provided by Nordic, with the equity portion of such compensation to be made pursuant to an Amendment No. 2 to the Amended and Restated Stock Issuance Agreement entered into by the parties as of May 16, 2011.

Pursuant to the Letter of Intent, the Company was required to make an initial payment of €222,573 ($0.3 million) and agreed to commence payment of the cash compensation due in consideration of the services being provided by Nordic under the Amendment. Once the Amendment is fully executed, the Company will commence payment of both the cash and equity compensation stipulated under the Amendment.

Payments in cash to be made by the Company to Nordic under the Letter of Intent and Amendment in connection with the services to be provided are denominated in both euros and U.S. dollars and total up to €3.0 million ($4.1 million) and $0.5 million, respectively. In addition, the Company will issue to Nordic, subject to the execution of the Amendment, shares of its stock having a value of up to €3.0 million ($4.1 million) and $0.5 million, as additional payment for services to be provided under the Amendment and the Services Agreement.

The Letter of Intent will terminate on the earlier of (1) the date on which the Company and Nordic enter into the Amendment or (2) February 28, 2014 (pursuant to an extension mutually agreed to by the Company and Nordic).

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement NB-3 and Amendment ratably over the estimated per patient treatment periods beginning upon enrollment, or over a nine-month and nineteen-month period, respectively. The Company recorded $4.5 million of research and development expense during the year ended December 31, 2013, for per patient costs incurred for patients that had enrolled in the Extension Study and Second Extension.

As of December 31, 2013, the Company had (1) a liability of $0.6 million reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in the form of a stock dividend and (2) a liability of $0.5 million that is reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in cash.

Abaloparatide-TD Phase 2 Clinical Study — On July 26, 2012, the Company entered into a Letter of Intent (the "Phase 2 Letter of Intent") with Nordic, which provides that the Company and Nordic will, subject to compliance by the Company with certain requirements of its Certificate of Incorporation and applicable securities laws, negotiate in good faith to enter into (1) a Work Statement NB-2 (the "Work Statement NB-2"), a draft of which is attached to the Phase 2 Letter of Intent, and (2) an amendment to the Amended and Restated Stock Issuance Agreement.

In February 2013, the Company executed the final Work Statement NB-2 under the Clinical Trial Services Agreement and the related Stock Issuance Agreement. Pursuant to the Work Statement NB-2, Nordic will provide clinical trial services relating to the Phase 2 Clinical Study and will be compensated for such services in a combination of cash and shares of stock. Payments in cash to be made by the Company to Nordic under the Work Statement NB-2 are denominated in both euros and U.S. dollars and total up to €3.6 million ($5.0 million) and $0.3 million, respectively. In addition, the Company will issue to Nordic shares of its Series A-6 stock having a value of up to $2.9 million, as additional payment for services to be provided under the Work Statement NB-2 and the Services Agreement.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends in connection with services performed under Work Statement NB-2, payable in shares of Series A-6, or shares of common stock if the Company's preferred stock has been automatically converted in accordance with its amended certificate of incorporation. In the event Nordic sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company's amended certificate of incorporation, this right to receive the Nordic Accruing Dividend will terminate, but a right to receive an equivalent number of shares of Series A-6 or common stock, as applicable, will remain with Nordic as a contractual right under the Stock Issuance Agreement.

The Nordic Accruing Dividend related to the Phase 2 Clinical Study is determined based upon the estimated period that will be required to complete the Phase 2 Clinical Study. On each Accrual Date, beginning with the quarter ended December 31, 2012, the Company will recognize a liability to issue shares of Series A-6 to Nordic with an Applicable Quarterly Amount value equal to up to $2.9 million minus the aggregate value of any prior Nordic Accruing Dividend related to the Phase 2 Clinical Study divided by the number of calendar quarters it will take to complete the Phase 2 Clinical Study. The Company calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing such Applicable Quarterly Amount, by the greater of (1) the fair market value of the Company's common stock as of the applicable Accrual Date or (2) $81.42 and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic are to be issued when declared or paid by the Company's Board of Directors, who are required to do so upon Nordic's request, or upon an event of sale. As of December 31, 2013, 32,215 shares of Series A-6 were due to Nordic under Work Statement NB-2, or, after the automatic conversion into common stock of the Company's preferred stock, 141,293 shares the Company's common stock. In December 2013, Nordic requested that all shares of Series A-6 accrued as of December 31, 2013 under Work Statement NB-2 be issued. Accordingly, the Company's Board of Directors declared a dividend to Nordic of all 32,215 shares of Series A-6 accrued under Work Statement NB-2 on December 31, 2013.

Prior to the issuance of shares of stock to Nordic in satisfaction of the Nordic Accruing Dividend, the liability to issue shares of stock was being accounted for as a liability in the Company's balance sheet, based upon the fair value of the Series A-6 as determined using PWERM. Changes in the fair value from the date of accrual to the date of issuance of the Series A-6 shares are recorded as a gain or loss in other income (expense) in the statement of operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement NB-2 ratably over the estimated per patient treatment period beginning upon enrollment in the Phase 2 Clinical Study, or a nine-month period. The Company recorded $4.1 million and $1.4 million of research and development expense during the years ended December 31, 2013 and 2012, respectively, for per patient costs incurred for patients that had enrolled in the Phase 2 Clinical Study. Additionally, the Company recorded approximately $0.9 million of research and development expense associated with the costs incurred for preparatory and other start-up costs to initiate the Phase 2 Clinical Study during the year ended December 31, 2012.

As of December 31, 2013, the Company has a liability of $0.5 million that is reflected in accrued expenses and other current liabilities on the balance sheet resulting from services provided by Nordic, which are payable in cash.

The Company is also responsible for certain pass-through costs in connection with the Phase 3 Clinical Study, Extension Study and Phase 2 Clinical Study. Pass through costs are expensed as incurred or upon delivery. The Company recognized research and development expense of $3.9 million, $6.0 million, and $5.0 million for pass-through costs during the years ended December 31, 2013, 2012, and 2011, respectively.